SHARE-BASED COMPENSATION - Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses of discontinued operations (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation recorded by Group [Line Items]
Total share-based compensation expense	$ 12,284	$ 31,603	$ 28,016
Selling and marketing
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	1,182	1,927	598
Research and development
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	1,324	1,142	1,092
General and administrative
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 9,778	$ 28,534	$ 26,326